SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 14:-	SHAREHOLDERS' EQUITY

a.	General:

1.	The Ordinary shares of the Company are traded on the NASDAQ Global Market since April 1999 and on the Tel Aviv Stock Exchange Ltd. Since April 2015.

Ordinary shares confer on their holders the right to receive notice to participate and vote in general meetings of the Company, the right to a share in excess assets upon liquidation of the Company and the right to receive dividends, if declared.

2.	On December 31, 2013 following the approval of the Company board of directors and the approval of the Company shareholders, the Company issued a net sum of 1,300,580 ordinary shares in consideration for the purchase of twelve luxury condominium units in Miami Beach, Florida from a private companies indirectly controlled by Capri, The Company's controlling shareholder. See Note 1b(2).

b.	Stock options:

In 1999, the Company adopted an Israeli Option Plan ("1999 Israeli option plan"), and a U.S. Option Plan ("1999 U.S. option plan") (collectively, the "1999 plans"). Under the terms of the above option plans, options may be granted to employees, officers, directors and consultants. The options generally become exercisable monthly over a four-year period, commencing one year after date of the grant, subject to the continued employment of the employee. The options generally expire no later than seven years from the date of the grant.

In May 2003 the Company amended its 1999 Plan to provide for the grant of options to Israeli optionees under Section 102 of the Israeli Tax Ordinance.

The exercise price of the options granted under the above mentioned plans may not be less than the nominal value of the shares into which such options are exercised. Any options, which are forfeited or cancelled before expiration, become available for future grants.

The total number of options available for future grants as of December 31, 2015 was 482,722.

A summary of the Company's stock option activity, and related information, is as follows:

	Year ended December 31, 2015
	Amount	Weighted average exercise price	Weighted average remaining contractual term (years)

Outstanding at the beginning of the year	112,000	$8.65	3.01
Granted	-
Forfeited	-

Outstanding at the end of the year	112,000	$8.65	2.01

Exercisable options at the end of the year	112,000	$8.65	2.01

Options vested and expected to vest at end of year	112,000	$8.65	2.01

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company's closing stock value as of December 31, 2015 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2015. This amount may change based on the fair market value of the Company's stock. As of December 31, 2015 and 2014, the total intrinsic value of outstanding options was $ 0.

As of December 31, 2015, the compensation cost related to options granted under the Company's stock option plans were fully recognized.

c.	Non-vested shares:

In May 2006, the Board of Directors approved the adoption of the 2006 Israeli Incentive Compensation Plan (the "2006 Plan"). The 2006 Plan provides for the grant of options, restricted shares and restricted share units in accordance with various Israeli tax tracks.

The Company currently uses the 2006 Plan for the grant of restricted shares only. The restricted shares are granted at no consideration and with a vesting schedule of two years (50% each year). The restricted shares are granted in accordance with the Israeli capital gains tax track. In November 2013 and in August 2014, the Company's board of directors approved the increase of 50,000 shares and 150,000 shares under the 2006 Plan.

As of December 31, 2015 the pool consists of 260,000 Shares, where an aggregate sum of 183,690 ordinary shares has been reserved for issuance under the 2006 Plan, respectively.

A summary of the status of the entity's non-vested shares as of December 31, 2015, and changes during the year ended December 31, 2015, is presented below:

Non-vested shares	Shares	Weighted average grant date fair value

Non-vested at January 1, 2015	10,000	$5.76

Granted	8,000	$7.32
Exercised	(6,000)	$5.76

Non-vested at December 31, 2015	12,000	$6.8

As of December 31, 2015, there was $ 15 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted to employees under the Plan. That cost is expected to be recognized over a period of up to two years.

d.	The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2015, 2014 and 2013, was comprised as follows:

	Year ended December 31,
	2015	2014	2013

General and administrative	$98	$97	$118